Related parties - Transactions with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Net operating revenue	$ 872	$ 868	$ 882
Cost and operating expenses	(1,781)	(2,308)	(2,001)
Financial result	19		(715)
Joint Ventures
Transactions with related parties
Net operating revenue	374	352	399
Cost and operating expenses	(1,749)	(2,269)	(1,943)
Financial result	49	115	118
Associates
Transactions with related parties
Net operating revenue	294	309	337
Cost and operating expenses	(32)	(39)	(29)
Financial result	(1)		(14)
Major Stockholders
Transactions with related parties
Net operating revenue	204	207	146
Cost and operating expenses			(29)
Financial result	$ (29)	$ (115)	$ (819)